UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: August 31

Date of reporting period: February 29, 2024

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

February 29, 2024

Liquid Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Short-Term Investments — 97.0%
Commercial Paper — 48.3%
ABN AMRO Funding USA LLC	5.659%	4/22/24	$52,000,000	$51,587,162	(a)(b)
ABN AMRO Funding USA LLC	5.666%	5/15/24	35,000,000	34,601,763	(a)(b)
ABN AMRO Funding USA LLC	5.639%	7/3/24	26,540,000	26,047,367	(a)(b)
ABN AMRO Funding USA LLC	5.628%	8/1/24	50,000,000	48,861,327	(a)(b)
ANZ Group Holdings Ltd.	5.605%	7/1/24	50,000,000	49,091,936	(a)(b)
ANZ Group Holdings Ltd.	5.576%	7/25/24	50,000,000	48,922,102	(b)
ANZ New Zealand International Ltd.	5.559%	4/22/24	150,000,000	148,829,436	(a)(b)
Banco Santander SA	5.632%	4/2/24	50,000,000	49,753,600	(a)(b)
Barclays Bank PLC	5.508%	3/1/24	108,000,000	107,984,181	(a)(b)
Barclays Bank PLC	5.543%	3/5/24	150,000,000	149,889,493	(a)(b)
Barclays Bank PLC	5.552%	3/6/24	80,500,000	80,428,729	(a)(b)
Barton Capital SA	5.554%	3/1/24	100,000,000	99,985,232	(a)(b)
Bedford Row Funding Corp.	5.587%	7/23/24	116,320,000	113,841,577	(a)(b)
BNG Bank NV	5.531%	3/1/24	150,000,000	149,977,938	(a)(b)
BNG Bank NV	5.533%	3/5/24	90,000,000	89,933,812	(a)(b)
BNG Bank NV	5.533%	3/6/24	50,000,000	49,955,875	(a)(b)
BofA Securities Inc.	5.629%	8/16/24	100,000,000	97,503,181	(b)
BofA Securities Inc. (SOFR + 0.430%)	5.750%	9/6/24	50,000,000	50,067,567	(c)
BPCE SA	5.588%	4/2/24	100,000,000	99,510,958	(a)(b)
BPCE SA (SOFR + 0.250%)	5.570%	8/1/24	90,000,000	90,051,817	(a)(c)
BPCE SA	5.584%	8/6/24	35,000,000	34,183,491	(a)(b)
Canadian Imperial Bank of Commerce (SOFR + 0.530%)	5.850%	3/25/24	100,000,000	100,029,153	(c)
Coca-Cola Co.	5.435%	5/22/24	50,000,000	49,403,515	(a)(b)
DBS Bank Ltd.	5.571%	4/22/24	40,000,000	39,687,182	(a)(b)
DNB Bank ASA	5.545%	5/17/24	75,000,000	74,142,390	(b)
DNB Bank ASA	5.568%	7/5/24	105,000,000	103,044,126	(a)(b)
DNB Bank ASA	5.515%	9/12/24	50,000,000	48,583,138	(a)(b)
Goldman Sachs International (SOFR + 0.400%)	5.720%	4/3/24	190,000,000	190,055,393	(c)(d)
Great Bear Funding LLC	5.556%	3/1/24	175,225,000	175,199,116	(a)(b)
Great Bear Funding LLC	5.570%	3/5/24	45,700,000	45,666,174	(a)(b)
ING U.S. Funding LLC	5.577%	7/25/24	100,000,000	97,843,796	(b)
ING U.S. Funding LLC	5.540%	11/20/24	100,000,000	99,995,997	(a)
JPMorgan Securities LLC (SOFR + 0.510%)	5.830%	3/26/24	75,000,000	75,024,920	(a)(c)
JPMorgan Securities LLC (SOFR + 0.530%)	5.850%	4/15/24	25,000,000	25,015,233	(a)(c)
Lloyds Bank Corporate Markets PLC	5.621%	5/24/24	76,385,000	75,421,011	(b)
Lloyds Bank PLC	5.635%	8/8/24	125,000,000	122,021,686	(b)

See Notes to Financial Statements.

14	Liquid Reserves Portfolio 2024 Semi-Annual Report

Liquid Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Commercial Paper — continued
LMA Americas LLC	5.624%	6/14/24	$20,000,000	$19,685,592	(a)(b)
LMA Americas LLC	5.587%	8/5/24	47,000,000	45,909,822	(a)(b)
Longship Funding DAC/Longship Funding LLC	5.545%	3/1/24	150,000,000	149,977,884	(a)(b)
Longship Funding DAC/Longship Funding LLC	5.559%	3/5/24	50,000,000	49,963,060	(a)(b)
Microsoft Corp.	5.548%	5/30/24	83,000,000	81,893,206	(a)(b)
Natixis SA	5.591%	5/1/24	25,000,000	24,770,655	(b)
Nordea Bank Abp (SOFR + 0.520%)	5.840%	4/5/24	100,000,000	100,042,821	(a)(c)
Oversea-Chinese Banking Corp. Ltd.	5.581%	4/22/24	50,000,000	49,608,295	(a)(b)
Oversea-Chinese Banking Corp. Ltd.	5.581%	4/23/24	40,000,000	39,680,752	(a)(b)
Oversea-Chinese Banking Corp. Ltd.	5.581%	4/24/24	50,000,000	49,593,585	(a)(b)
Province of Alberta Canada	5.522%	3/1/24	76,000,000	75,988,839	(a)(b)
Province of Qubec Canada	5.563%	5/22/24	100,000,000	98,779,746	(a)(b)
Royal Bank of Canada (SOFR + 0.400%)	5.720%	5/13/24	50,000,000	50,036,289	(c)
Royal Bank of Canada	5.584%	10/16/24	25,000,000	24,160,820	(a)(b)
Skandinaviska Enskilda Banken AB	5.512%	3/11/24	67,796,000	67,686,757	(a)(b)
Skandinaviska Enskilda Banken AB	5.503%	4/11/24	100,000,000	99,387,103	(a)(b)
Skandinaviska Enskilda Banken AB	5.515%	7/22/24	50,000,000	48,955,080	(a)(b)
Societe Generale SA	5.631%	5/6/24	75,000,000	74,251,638	(a)(b)
Societe Generale SA (SOFR + 0.550%)	5.870%	5/7/24	75,000,000	75,067,432	(a)(c)
Societe Generale SA	5.624%	5/21/24	50,000,000	49,390,763	(a)(b)
Societe Generale SA	5.571%	8/2/24	100,000,000	97,730,111	(a)(b)
Societe Generale SA (SOFR + 0.330%)	5.650%	10/15/24	50,000,000	50,034,951	(a)(c)
Starbird Funding Corp. (SOFR + 0.430%)	5.750%	5/10/24	75,000,000	75,048,028	(a)(c)
Sumitomo Mitsui Trust Bank Ltd.	5.596%	5/24/24	100,000,000	98,743,377	(a)(b)
Svenska Handelsbanken AB	5.555%	5/28/24	75,000,000	74,020,413	(a)(b)
Svenska Handelsbanken AB	5.537%	8/9/24	50,000,000	48,821,495	(a)(b)
Swedbank AB (SOFR + 0.410%)	5.730%	5/6/24	50,000,000	50,030,485	(c)
Toronto Dominion Bank	5.540%	8/12/24	50,000,000	48,799,167	(a)(b)
Total Fina Elf Capital SA	5.556%	3/1/24	50,000,000	49,992,614	(a)(b)
Total Fina Elf Capital SA	5.573%	3/6/24	229,700,000	229,495,868	(a)(b)
Total Fina Elf Capital SA	5.580%	3/11/24	100,000,000	99,836,940	(a)(b)
UBS AG	5.611%	4/1/24	100,000,000	99,523,822	(a)(b)
UBS AG	5.612%	8/13/24	75,000,000	73,165,585	(a)(b)
UBS AG (SOFR + 0.430%)	5.750%	9/6/24	40,000,000	40,046,702	(a)(c)
UnitedHealth Group Inc.	5.559%	3/5/24	50,000,000	49,963,060	(a)(b)
Victory Receivables Corp.	5.632%	5/2/24	33,000,000	32,690,229	(a)(b)
Total Commercial Paper				5,484,914,360
Certificates of Deposit — 21.0%
Bank of America N.A.	5.350%	11/15/24	100,000,000	99,993,277

See Notes to Financial Statements.

Liquid Reserves Portfolio 2024 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

February 29, 2024

Liquid Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Certificates of Deposit — continued
Bank of Montreal	5.850%	7/12/24	$59,800,000	$59,872,547
Bank of Nova Scotia	6.000%	10/18/24	100,000,000	100,318,236
Bank of Nova Scotia (SOFR + 0.210%)	5.530%	11/1/24	47,000,000	46,998,100	(c)
BNP Paribas SA (SOFR + 0.420%)	5.740%	5/13/24	100,000,000	100,064,946	(c)
Canadian Imperial Bank of Commerce	6.000%	6/28/24	100,000,000	100,102,089
Canadian Imperial Bank of Commerce	5.920%	7/2/24	45,000,000	45,049,754
Citibank N.A.	5.630%	3/1/24	100,000,000	100,000,225
Credit Agricole Corporate and Investment Bank	5.850%	4/22/24	150,000,000	150,092,770
Credit Agricole Corporate and Investment Bank	5.420%	6/11/24	50,000,000	50,003,971
Credit Agricole Corporate and Investment Bank	5.340%	11/18/24	100,000,000	99,953,538
KBC Bank NV	5.310%	3/6/24	50,000,000	50,000,142
Mizuho Bank Ltd.	5.670%	5/28/24	75,802,000	75,837,804
Mizuho Bank Ltd.	5.660%	5/29/24	25,000,000	25,011,530
Mizuho Bank Ltd.	5.380%	7/3/24	50,000,000	49,988,604
MUFG Bank Ltd.	5.430%	4/25/24	75,000,000	75,004,894
MUFG Bank Ltd.	5.430%	7/15/24	75,000,000	74,981,578
MUFG Bank Ltd.	5.670%	8/29/24	99,660,000	99,736,949
Natixis SA (SOFR + 0.420%)	5.740%	9/3/24	100,000,000	100,143,141	(c)
Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.370%)	5.690%	5/3/24	125,000,000	125,057,694	(c)
Oversea-Chinese Banking Corp. Ltd. (SOFR + 0.180%)	5.500%	9/19/24	100,000,000	99,999,236	(c)
Rabobank Netherland NV	5.900%	7/18/24	174,700,000	175,063,518
Royal Bank of Canada (SOFR + 0.530%)	5.850%	3/19/24	50,000,000	50,009,742	(c)
Sumitomo Mitsui Banking Corp. (SOFR + 0.570%)	5.890%	5/15/24	39,000,000	39,038,189	(c)
Svenska Handelsbanken AB	5.820%	5/17/24	99,700,000	99,776,523
Swedbank AB (SOFR + 0.530%)	5.850%	4/12/24	50,000,000	50,027,081	(c)
Swedbank AB (SOFR + 0.530%)	5.850%	4/19/24	35,000,000	35,021,921	(c)
Swedbank AB	5.900%	6/14/24	84,600,000	84,690,937
Toronto Dominion Bank	6.000%	10/17/24	124,650,000	125,072,406
Total Certificates of Deposit				2,386,911,342
Time Deposits — 14.5%
Banco Santander SA	5.310%	3/1/24	75,000,000	75,000,000
Canadian Imperial Bank of Commerce	5.310%	3/1/24	150,000,000	150,000,000
Credit Agricole Corporate and Investment Bank	5.300%	3/1/24	75,000,000	75,000,000

See Notes to Financial Statements.

16	Liquid Reserves Portfolio 2024 Semi-Annual Report

Liquid Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Time Deposits — continued
DBS Bank Ltd.	5.340%	3/7/24	$50,000,000	$50,000,000
DNB Bank ASA	5.290%	3/1/24	200,000,000	200,000,000
Mizuho Bank Ltd.	5.320%	3/1/24	246,485,000	246,485,000
National Bank of Canada	5.310%	3/1/24	325,000,000	325,000,000
Nordea Bank Abp	5.300%	3/1/24	50,000,000	50,000,000
Rabobank Netherland NV	5.300%	3/1/24	50,000,000	50,000,000
Royal Bank of Canada	5.310%	3/1/24	185,000,000	185,000,000
Skandinaviska Enskilda Banken AB	5.310%	3/1/24	110,000,000	110,000,000
Svenska Handelsbanken AB	5.300%	3/1/24	75,000,000	75,000,000
Swedbank AB	5.300%	3/1/24	50,000,000	50,000,000
Total Time Deposits				1,641,485,000
U.S. Treasury Notes — 2.9%
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.170%)	5.501%	10/31/25	150,000,000	149,974,100	(c)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.245%)	5.545%	1/31/26	175,000,000	175,145,103	(c)
Total U.S. Treasury Notes				325,119,203
Repurchase Agreements — 10.3%
BNP Paribas SA tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $102,566,667; (Fully collateralized by corporate bonds and notes, 1.122% to 8.500% due 3/8/24 to 1/27/84; Market value — $105,000,683)	5.500%	8/15/24	100,000,000	100,000,000
BNP Paribas SA tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $128,214,167; (Fully collateralized by corporate bonds and notes, 0.584% to 6.938% due 3/7/24 to 2/20/54; Market value — $131,250,878)	5.510%	8/15/24	125,000,000	125,000,000
BofA Securities Inc. tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $100,014,861; (Fully collateralized by money market instruments, 0.000% due 5/10/24 to 9/3/24; Market value — $105,000,001)	5.350%	3/1/24	100,000,000	100,000,000

See Notes to Financial Statements.

Liquid Reserves Portfolio 2024 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

February 29, 2024

Liquid Reserves Portfolio

(Percentages shown based on Portfolio net assets)

Security	Rate	Maturity Date	Face Amount	Value
Repurchase Agreements — continued
Federal Reserve Bank of New York tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $100,014,722; (Fully collateralized by U.S. government obligations, 1.875% due 2/15/32; Market value — $100,014,783)	5.300%	3/1/24	$100,000,000	$100,000,000
Fixed Income Clearing Corp. tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $100,014,750; (Fully collateralized by U.S. government obligations, 3.500% due 9/15/25; Market value — $102,000,097)	5.310%	3/1/24	100,000,000	100,000,000
JPMorgan Securities LLC tri-party repurchase agreement dated 1/8/24; Proceeds at maturity — $304,178,417; (Fully collateralized by corporate bonds and notes, 4.250% to 14.750% due 4/1/25 to 5/1/34; Market value — $338,728,320)	5.510%	4/8/24	300,000,000	300,000,000	(c)
MUFG Securities Americas Inc. tri-party repurchase agreement dated 2/14/24; Proceeds at maturity — $102,571,333; (Fully collateralized by corporate bonds and notes and money market instruments, 0.000% to 5.942% due 3/1/24 to 9/8/53; Market value — $105,000,001)	5.510%	8/15/24	100,000,000	100,000,000
TD Securities LLC tri-party repurchase agreement dated 2/29/24; Proceeds at maturity — $250,037,361; (Fully collateralized by corporate bonds and notes, 1.650% to 7.875% due 4/1/26 to 12/1/50; Market value — $262,518,868)	5.380%	3/1/24	250,000,000	250,000,000
Total Repurchase Agreements				1,175,000,000
Total Investments — 97.0% (Cost — $11,010,630,364)				11,013,429,905
Other Assets in Excess of Liabilities — 3.0%				343,951,927
Total Net Assets — 100.0%				$11,357,381,832

See Notes to Financial Statements.

18	Liquid Reserves Portfolio 2024 Semi-Annual Report

Liquid Reserves Portfolio

(a)

Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Rate shown represents yield-to-maturity.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Liquid Reserves Portfolio 2024 Semi-Annual Report	19

Statement of assets and liabilities (unaudited)

February 29, 2024

Assets:
Investments, at value (Cost — $9,835,630,364)	$9,838,429,905
Repurchase agreements, at value	1,175,000,000
Cash	350,002,510
Interest receivable	44,273,711
Total Assets	11,407,706,126

Liabilities:
Payable for securities purchased	50,000,000
Trustees’ fees payable	66,833
Accrued expenses	257,461
Total Liabilities	50,324,294
Total Net Assets	$11,357,381,832

Represented by:
Paid-in capital	$11,357,381,832

See Notes to Financial Statements.

20	Liquid Reserves Portfolio 2024 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended February 29, 2024

Investment Income:
Interest	$302,455,644

Expenses:
Investment management fee (Note 2)	5,402,099
Legal fees	163,245
Trustees’ fees	130,496
Fund accounting fees	90,283
Interest expense	53,443
Custody fees	26,793
Audit and tax fees	20,904
Miscellaneous expenses	37,463
Total Expenses	5,924,726
Less: Fee waivers and/or expense reimbursements (Note 2)	(5,402,099)
Net Expenses	522,627
Net Investment Income	301,933,017

Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	40,619
Change in Net Unrealized Appreciation (Depreciation) From Investments	2,419,129
Net Gain on Investments	2,459,748
Increase in Net Assets From Operations	$304,392,765

See Notes to Financial Statements.

Liquid Reserves Portfolio 2024 Semi-Annual Report	21

Statements of changes in net assets

For the Six Months Ended February 29, 2024 (unaudited) and the Year Ended August 31, 2023	2024	2023

Operations:
Net investment income	$301,933,017	$680,881,925
Net realized gain (loss)	40,619	(506,921)
Change in net unrealized appreciation (depreciation)	2,419,129	159,408
Increase in Net Assets From Operations	304,392,765	680,534,412

Capital Transactions:
Proceeds from contributions	37,773,681,582	80,300,819,732
Value of withdrawals	(37,948,706,524)	(83,994,845,355)
Decrease in Net Assets From Capital Transactions	(175,024,942)	(3,694,025,623)
Increase (Decrease) in Net Assets	129,367,823	(3,013,491,211)

Net Assets:
Beginning of period	11,228,014,009	14,241,505,220
End of period	$11,357,381,832	$11,228,014,009

See Notes to Financial Statements.

22	Liquid Reserves Portfolio 2024 Semi-Annual Report

Financial highlights

For the years ended August 31, unless otherwise noted:
	2024[1]		2023	2022	2021	2020	2019

Net assets, end of period (millions)	$11,357		$11,228	$14,242	$9,479	$19,833	$20,752
Total return[2]	2.85%		4.72%	0.65%	0.17%	1.41%	2.54%

Ratios to average net assets:
Gross expenses	0.11%[3]		0.11%	0.10%	0.11%	0.11%	0.11%
Net expenses[4,5]	0.01	[3]	0.01	0.00 [6]	0.01	0.01	0.01
Net investment income	5.59	[3]	4.56	0.78	0.24	1.40	2.53

[1]	For the six months ended February 29, 2024 (unaudited).

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[3]	Annualized.

[4]

The investment manager, pursuant to the terms of the feeder fund’s investment management agreement, has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Amount represents less than 0.005% or greater than (0.005)%.

See Notes to Financial Statements.

Liquid Reserves Portfolio 2024 Semi-Annual Report	23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At February 29, 2024, all investors in the Portfolio were funds advised or administered by the investment manager of the Portfolio and/or its affiliates.

The Portfolio sells and effects withdrawals of its interests at prices based on the current market value of the securities it holds. Therefore, the price of an interest in the Portfolio fluctuates along with changes in the market-based value of the holdings of the Portfolio. Because the price of an interest in the Portfolio fluctuates, it has what is called a" floating net asset value” or “floating NAV”. Under Rule 2a-7 of the 1940 Act (“Rule 2a-7”), the Portfolio must follow strict rules as to the credit quality, liquidity, diversification and maturity of its investments.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a

24	Liquid Reserves Portfolio 2024 Semi-Annual Report

security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Liquid Reserves Portfolio 2024 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†	—	$11,013,429,905	—	$11,013,429,905

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Portfolio may enter into repurchase agreements with institutions that its subadviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Portfolio acquires a debt security subject to an obligation of the seller to repurchase, and of the Portfolio to resell, the security at an agreed-upon price and time, thereby determining the yield during the Portfolio’s holding period. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian, acting on the Portfolio’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Portfolio generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Portfolio seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Interest income and expenses. Interest income (including interest income from payment-in-kind securities) consists of interest accrued and discount earned (including both

26	Liquid Reserves Portfolio 2024 Semi-Annual Report

original issue and market discount adjusted for amortization of premium) on the investments of the Portfolio. Expenses of the Portfolio are accrued daily. The Portfolio bears all costs of its operations other than expenses specifically assumed by the manager.

(d) Method of allocation. Net investment income and net realized/unrealized gains and/or losses of the Portfolio are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Portfolio (the “Holders”) at the time of such determination.

(e) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.

(g) Income taxes. The Portfolio is classified as a partnership for federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of Subchapter M of the Internal Revenue Code.

Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of August 31, 2023, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Other. Purchases, maturities and sales of money market instruments are accounted for on the date of the transaction. Realized gains and losses are calculated on the identified cost basis.

2. Investment management agreement and other transactions with affiliates

Franklin Templeton Fund Adviser, LLC (“FTFA”) (formerly known as Legg Mason Partners Fund Advisor, LLC prior to November 30, 2023) is the Portfolio’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Portfolio’s subadviser.

Liquid Reserves Portfolio 2024 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.10% of the Portfolio’s average daily net assets.

FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadviser the day-to-day portfolio management of the Portfolio. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio.

As a result of the investment management agreement between FTFA and the feeder fund, FTFA has agreed to waive 0.10% of Portfolio expenses, attributable to the Portfolio’s investment management fee. Additional amounts may be voluntarily waived and/or reimbursed from time to time.

During the six months ended February 29, 2024, fees waived and/or expenses reimbursed amounted to $5,402,099.

FTFA is permitted to recapture amounts waived and/or reimbursed to the Portfolio during the same fiscal year under certain circumstances.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

At February 29, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$11,010,630,364	$3,609,933	$(810,392)	$2,799,541

4. Derivative instruments and hedging activities

During the six months ended February 29, 2024, the Portfolio did not invest in derivative instruments.

28	Liquid Reserves Portfolio 2024 Semi-Annual Report

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 14.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	April 23, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: April 23, 2024